Deferred Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current deferred government grants		$ 15,159	$ 2,738
Non-current deferred government grants		4,229	3,986
Total deferred government grants		19,388	6,724
Government Grants for Property, Plant and Equipment
Current deferred government grants	[1]	565	486
Non-current deferred government grants	[1]	3,003	2,137
Government Grants For Research And Development
Current deferred government grants	[2]	14,594	2,252
Non-current deferred government grants	[2]	$ 1,226	$ 1,849

[1]	The Company has four deferred government grants related to property, plant and equipment. The Company has fulfilled one of the grants’ conditions and expect to fulfill another one in 2021. $565 will be amortized in 2021 which was included in the current portion of deferred government grant and $1,714 will be amortized after 2021 which was included in the non-current portion of deferred government grants. $412 was recorded as a reduction to depreciation expense for the year ended December 31, 2020 (2019 - $412, 2018 - $430), and $80 was recorded as government grant recognized in income for the year ended December 31, 2020 (2019 - $79, 2018 - $82). $1,289 represents the unamortized portion of one grant where the Company received but has not fulfilled the conditions attached to the grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.
[2]	The Company has ten deferred government grants related to various research and development projects. The Company expects to fulfill nine grants’ conditions in 2021 and recorded $14,594 as current portion of deferred government grants, while the remaining one grant’s condition is expected to be fulfilled after 2021 and $1,226 is recorded in the non-current portion of deferred government grants.